Equity Capital Structure, 2021 Third Registered Direct Equity Offering (Details)			2 Months Ended	9 Months Ended	12 Months Ended
	Apr. 07, 2021 USD ($) $ / shares	Apr. 05, 2021 shares	Sep. 09, 2019 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Equity Capital Structure [Abstract]
Gross proceeds from issuance of common stock and warrants			$ 2,600,000		$ 265,307,807	$ 39,053,325	$ 2,625,590
Net proceeds from issuance of common stock and warrants			$ 2,300,000
April 7 Warrants [Member]
Equity Capital Structure [Abstract]
Number of securities called by warrants (in shares) | shares		19,230,770
Term of warrant				5 years	5 years
Warrant exercise price (in dollars per share) | $ / shares	$ 6.50
Warrants exercised (in shares) | shares				0
Warrants outstanding (in shares) | shares				19,230,770	19,230,770
Fair value of warrants				$ 106,600,000	$ 106,600,000
Percentage increase in volatility causing increase in fair value of warrants					5.00%
Percentage increase in fair value of warrants due to increase in volatility					0.70%
April 7 Warrants [Member] | Historical Volatility Measurement Input [Member]
Equity Capital Structure [Abstract]
Measurement input - Volatility				2.017	2.017
2021 Third Registered Direct Equity Offering [Member]
Equity Capital Structure [Abstract]
Issuance of common stock (in shares) | shares		19,230,770
Gross proceeds from issuance of common stock and warrants	$ 125,000,000.0
Net proceeds from issuance of common stock and warrants	$ 116,300,000